Alexis Practical Tactical ETF
Schedule of Investments
August 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 22.4%
Communications - 1.5%
The Walt Disney Co. (a)	2,211	$400,854
Verizon Communications, Inc.	3,889	213,895
		614,749
Consumer Discretionary - 2.9%
MGM Resorts International	8,115	345,861
Tempur Sealy International, Inc.	10,279	459,471
The Home Depot, Inc.	1,248	407,073
		1,212,405
Consumer Staples - 0.0% (d)
PepsiCo., Inc.	20	3,128

Financials - 1.1%
Morgan Stanley	4,471	466,907

Industrials - 6.0%
Caterpillar, Inc.	1,845	389,055
Cummins, Inc.	1,620	382,288
Deere & Co.	1,114	421,126
Honeywell International, Inc.	1,774	411,408
Lockheed Martin Corp.	1,068	384,266
United Rentals, Inc. (a)	1,257	443,281
		2,431,424
Materials - 0.8%
Freeport-McMoRan, Inc.	9,449	343,849

Technology - 10.1%
Apple, Inc.	7,016	1,065,239
Applied Materials, Inc.	6,701	905,506
Microsoft Corp.	3,563	1,075,599
Texas Instruments, Inc.	2,021	385,829
Visa, Inc.	3,279	751,219
		4,183,392
TOTAL COMMON STOCKS (Cost $8,972,405)		9,255,854

EXCHANGE TRADED FUNDS - 77.0% (c)
Commodities - 7.3%
SPDR Gold Shares ETF (a)	17,720	3,006,907

Equity - 52.2%
Financial Select Sector SPDR Fund	13,291	510,374
Invesco QQQ Trust, Series 1	5,526	2,099,604
Invesco S&P 500 Equal Weight ETF	13,161	2,057,064
iShares Core S&P Mid-Cap ETF	7,260	1,997,008
iShares Global 100 ETF	27,814	2,077,150
iShares MSCI USA Momentum Factor ETF	16,906	3,080,950
iShares Russell 1000 Value ETF	8,036	1,310,591
iShares S&P Mid-Cap 400 Value ETF	9,402	1,012,219
iShares U.S. Home Construction ETF	9,054	662,210
SPDR S&P Homebuilders ETF	7,909	617,693
VanEck Vectors Semiconductor ETF	3,100	839,573
Vanguard Dividend Appreciation ETF	12,964	2,105,224
Vanguard Health Care ETF	3,962	1,039,985
Vanguard Mega Cap Growth ETF	8,538	2,122,632
		21,532,277
Fixed Income - 9.8%
BlackRock Short Maturity Bond ETF	15,799	792,241
BlackRock Ultra Short-Term Bond ETF	15,670	791,178
iShares 0-5 Year TIPS Bond ETF	7,440	792,062
iShares 1-5 Year Investment Grade Corporate Bond ETF	8,067	442,314
JPMorgan Ultra-Short Income ETF	8,674	440,119
PIMCO Enhanced Short Maturity Active ETF	7,748	790,141
		4,048,055
Real Estate Investment Trusts (REITs) - 7.7%
iShares Cohen & Steers REIT ETF	45,099	3,166,401
TOTAL EXCHANGE TRADED FUNDS (Cost $30,679,020)		31,753,640

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
U.S. Bank Money Market Deposit Account, 0.006% (b)	240,091	240,091
TOTAL SHORT-TERM INVESTMENTS (Cost $240,091)		240,091

Total Investments (Cost $39,891,516) - 100.0%		41,249,585
Liabilities in Excess of Other Assets - (0.0)% (d)		(17,123)
TOTAL NET ASSETS - 100.0%		$41,232,462

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at period end.
(c)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(d)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets*:
Common Stocks	$9,255,854	$-	$-	$9,255,854
Exchange Traded Funds	31,753,640	-	-	31,753,640
Short-Term Investments	240,091	-	-	240,091
Total Investments in Securities	$41,249,585	$-	$-	$41,249,585

* See the Schedule of Investments for industry classifications.